Related parties - Other related party transactions and balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dar Telecom Consulting Llc
Disclosure of transactions between related parties [line items]
Expense for medical insurance premiums, paid by related party and subsequently invoiced to entity	$ 0	$ 85,163	$ 85,338
Services received	175,000	1,125,384	0
Receivable, related parties	0	551,574	0
Sam Darwish
Disclosure of transactions between related parties [line items]
Expense for medical insurance premiums on behalf of related parties	0	38,330	36,648
Costs incurred and reimbursed on behalf of related party	26,910	551,574	196,340
Cklb International Management Limited
Disclosure of transactions between related parties [line items]
Services received		$ 300,935	$ 252,615
Wendel Group
Disclosure of transactions between related parties [line items]
Rent and utilities expense paid to related parties	343,600
Deposits paid to related parties	$ 195,298